Share based compensation (Details 3) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Options 1
Vesting Target	$ 6.5
Vested	Yes
Options 2
Vesting Target	$ 7.0
Vested	0
Options 3
Vesting Target	$ 7.5
Vested	0